Share-based Compensation - Summary of Changes in Stock Options (Details) - Equity Settled Plan - Stock Options	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning Balance | shares	720,600	623,850
Granted | shares	0	481,600
Forfeited | shares	(275,000)	(384,850)
Expired | shares	(1,000)
Ending Balance | shares	444,600	720,600
Weighted average exercise price, beginning balance | $ / shares	$ 1.82	$ 4.33
Weighted average exercise price, Granted | $ / shares		1.16
Weighted average exercise price, Forfeited | $ / shares	2.60	4.96
Weighted average exercise price, Expired | $ / shares	3.15
Weighted average exercise price, ending balance | $ / shares	$ 1.33	$ 1.82